Bonds and securities at amortized cost	12 Months Ended
Dec. 31, 2018
Bonds and securities at amortized cost [Abstract]
Bonds and securities at amortized cost

28.   Bonds and securities at amortized cost

	R$ thousand
	Amortized cost	Gross unrealized gains (2)	Gross unrealized losses (2)	Fair value
Securities:
Brazilian government securities	82,661,682	7,677,826	(1,681)	90,337,827
Corporate debt securities	57,943,056	598,676	(1,955,900)	56,585,832
Balance on December 31, 2018 (1)	140,604,738	8,276,502	(1,957,581)	146,923,659

 (1) In 2018, no reclassifications were made of Financial Assets at amortized cost - Bonds and securities for other categories of financial assets; and

(2) The balance in question is not accounted.

Maturity

	R$ thousand
	On December 31, 2018
	Amortized cost	Fair value
Due within one year	4,257,886	4,213,891
From 1 to 5 years	91,922,854	94,608,001
From 5 to 10 years	16,437,110	16,307,290
Over 10 years	27,986,888	31,794,477
Total	140,604,738	146,923,659

The financial instruments pledged as collateral, classified as financial assets at amortized cost, totalled R$22,475,483 thousand in 2018, being composed mostly of Brazilian government bonds.

The Organization maintained a total of R$2,134 thousand in financial assets at amortized cost pledged as collateral for liabilities in 2018.

Reconciliation of expected losses of financial assets at amortized cost

	R$ thousand
	Stage 1	Stage 2	Stage 3	Total (1)
Expected loss of financial assets at amortized cost on January 1, 2018	91,223	505,955	1,467,942	2,065,120
Transferred to Stage 1	-	(1,372)	(49,146)	(50,518)
Transferred to Stage 2	(39,578)	-	(114,523)	(154,101)
Transferred to Stage 3	-	(30,374)	-	(30,374)
Out of Stage 1	-	39,578	-	39,578
Out of Stage 2	1,372	-	30,374	31,746
Out of Stage 3	49,146	114,523	-	163,669
Assets constitued/reversed	76,044	160,711	720,164	956,919
Expected loss of financial assets at amortized cost on December 31, 2018	178,207	789,021	2,054,811	3,022,039

(1)  The expected loss balance is recorded as "Expected Loss on Other Financial Assets" in the Consolidated Statement of Income.